Summary of Significant Accounting Policies (Details Textual) - USD ($)		1 Months Ended				12 Months Ended
	Sep. 08, 2020	Sep. 30, 2020	Sep. 15, 2020	Aug. 31, 2020	Jul. 20, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jan. 15, 2020
Summary of Significant Accounting Policies (Textual)
Working capital						$ 2,600,000
Cash						1,000,000
Gross proceed from ordinary shares						$ 4,502,901	$ 950,000	$ 600,000
Conversion of warrant exercise price									$ 1.54
Capital expenditure and operating costs transactions, description						● On August 21, 2020, the Company entered into an Asset Purchase Agreement with a non-affiliated third party ("Asset Seller") pursuant to which the Company purchased certain machinery and equipment for stage performance for a total purchase price of $6,818,000, of which $3,000,000 shall be paid in cash and the remaining $3,818,000 shall be paid in the form of 6,060,318 ordinary shares. $2,000,000 of the cash consideration was paid in August 2020 and the remaining $1,000,000 was settled in November 2020 through a tri-party settlement agreement executed on September 29, 2020 among the Company, SK Purchaser and the Asset Seller.● Payments of approximately $2.1 million to the online concert agent and performing artists for the Company's "Color World Online Concert" held on September 10, 2020.● Payments of approximately $3.8 million to the star agent and participating celebrities for contracting those celebrities to teach on Color World app.● Payments of approximately $1.4 million for capital expenditure and other generated and administrative expenses.
Foreign currency translations, description						Asset and liability accounts of discontinued operations at May 6, 2020 and June 30, 2019 were translated at RMB 7.06 and RMB 6.87 to US$1.00. Equity accounts are translated at their historical rate. The average translation rates applied to the consolidated statements of discontinued operations and comprehensive loss and cash flows from July 1, 2019 to May 6, 2020 and for the year ended June 30, 2019 were RMB 7.02 and RMB 6.83 to US$1.00, respectively.
Percentage of depreciation residual value						5.00%
Percentage of tax realized upon ultimate settlement						50.00%
Additional ordinary shares	31,746
Disposition of purchase agreement						The Company sold Sunway Kids and its subsidiaries to a third party for $2.4 million in June 2020.
Description of estimated useful life						Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method with 0%-5% residual value.
Sales						$ 2,000,000
Subsequent Event [Member]
Summary of Significant Accounting Policies (Textual)
Offering price	$ 0.63		$ 0.50		$ 1.30
Gross proceed from ordinary shares	$ 500,000	$ 600,000	$ 6,600,000	$ 600,000	$ 4,200,000
Conversion of warrant		5,227,274		5,227,274
Conversion of warrant exercise price		$ 0.11		$ 0.11
Aggregate of ordinary shares issued	793,651		13,200,000		3,225,000